LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
LOSS PER SHARE
Schedule of basic and diluted loss per share
	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(50,897,250)	$(4,404,879)	$(70,134,937)	$(25,547,228)
Less: Deemed Dividend - Down Round Feature of Warrants	(1,480,716)	-	(6,364,183)	-
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	$(52,377,966)	$(4,404,879)	$(76,499,120)	$(25,547,228)

Net Income (Loss) from Discontinued Operations	1,201,766	(36,845,653)	(1,480,409)	(39,926,048)

Total Net Loss	$(51,176,200)	$(41,250,532)	$(77,979,529)	$(65,473,276)

Weighted-Average Shares Outstanding – Basic and Diluted	482,903,106	220,467,070	452,806,117	196,211,921

Loss Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.11)	$(0.02)	$(0.17)	$(0.13)

From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$0.00	$(0.17)	$(0.00)	$(0.20)

	2020	Note 2 2019

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(196,483,312)	$(67,815,692)
Net Loss from Discontinued Operations	(50,781,039)	(1,264,196)

Total Net Loss and Comprehensive Loss	$(247,264,351)	$(69,079,888)

Weighted-Average Number of Shares Outstanding	270,418,842	105,915,105

Earnings (Loss) Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(0.73)	$(0.64)

From Discontinued Operations	$(0.19)	$(0.01)